Interim condensed consolidated statements of changes in shareholders' equity - USD ($)	Issued capital [member]	Contributed Surplus [Member]	Debenture Reserve [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Sep. 30, 2024	$ 81,662,446	$ 8,193,421	$ 54,733	$ (11,054,084)	$ (65,031,486)	$ 13,825,030
IfrsStatementLineItems [Line Items]
Subscriptions	6,703,000					6,703,000
Total comprehensive loss for the period				853,705	(14,672,355)	(13,818,650)
	12,804,826	4,347,354		853,705	(14,672,355)	3,333,530
Share-based expenses		10,200,000				10,200,000
Exercised stock options	794,335	(695,155)				99,180
Exercised RSUs	5,157,491	(5,157,491)
Issuance of advisory shares	150,000					150,000
Ending balance, value at Jun. 30, 2025	94,467,272	12,540,775	54,733	(10,200,379)	(79,703,841)	17,158,560
Beginning balance, value at Sep. 30, 2025	101,014,316	6,840,775	54,733	(13,479,285)	(81,579,828)	12,850,711
IfrsStatementLineItems [Line Items]
Share-based expenses and advisory shares	854,842	19,159,927				20,014,769
Restricted share units exercised	14,309,553	(14,309,553)
Warrants exercised	842,452					842,452
Convertible debt converted	220,246					220,246
Subscriptions	607,750	892,293				1,500,043
Options exercised	1,815,451	(1,815,451)
Shares issued under FAR arrangements	3,457,454					3,457,454
Debt and derivative settlements and exercises	5,525,195					5,525,195
Total comprehensive loss for the period				1,626,424	(39,421,781)	(37,795,357)
	27,632,943	3,927,216		1,626,424	(39,421,781)	(6,235,198)
Ending balance, value at Jun. 30, 2026	$ 128,647,259	$ 10,767,991	$ 54,733	$ (11,852,861)	$ (121,001,609)	$ 6,615,513